Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations

2015	Q1	Q2	Q3	Q4
	$’M	$’M	$’M	$’M
	____________	____________	____________	____________

Total revenues	1,488.4	1,557.6	1,655.0	1,715.7
Cost of product sales	227.8	228.0	262.7	250.5
Income from continuing operations, net of taxes	412.9	164.1	477.1	283.4
Loss from discontinued operations, net of taxes	(2.5)	(4.5)	(24.3)	(2.8)
Net income	410.4	159.6	452.8	280.6

Earnings per ordinary share - basic
Earnings from continuing operations	70.1c	27.8c	80.7c	47.9c
Loss from discontinued operations	(0.4c)	(0.8c)	(4.1c)	(0.5c)

Earnings per share - basic	69.7c	27.0c	76.6c	47.4c

Earnings per ordinary share - diluted
Earnings from continuing operations	69.7c	27.7c	80.4c	47.8c
Loss from discontinued operations	(0.4c)	(0.8c)	(4.1c)	(0.5c)

Earnings per share - diluted	69.3c	26.9c	76.3c	47.3c

2014	Q1	Q2	Q3	Q4
	$’M	$’M	$’M	$’M
	____________	____________	____________	____________

Total revenues	1,346.8	1,502.1	1,597.1	1,576.1
Cost of product sales	229.5	277.0	254.3	218.5
Income from continuing operations, net of taxes	253.1	528.3	515.8	1,985.6
(Loss)/gain from discontinued operations, net of taxes	(22.7)	(5.2)	(36.1)	186.7
Net income	230.4	523.1	479.7	2,172.3

Earnings per ordinary share - basic
Earnings from continuing operations	43.3c	90.1c	87.8c	338.3c
(Loss)/gain from discontinued operations	(3.9c)	(0.9c)	(6.1c)	31.8c

Earnings per share - basic	39.4c	89.2c	81.7c	370.1c

Earnings per ordinary share - diluted
Earnings from continuing operations	43.0c	89.5c	87.0c	335.7c
(Loss)/gain from discontinued operations	(3.9c)	(0.9c)	(6.1c)	31.6c

Earnings per share - diluted	39.1c	88.6c	80.9c	367.3c